Related undertakings - Joint management factor (Details) - Vaultex UK Limited	12 Months Ended
Dec. 31, 2023 director employee
Disclosure of joint ventures [line items]
Joint ventures, average number of monthly employees | employee	1,216
Barclays PLC
Disclosure of joint ventures [line items]
Joint ventures, representative directors	2
JV Partner
Disclosure of joint ventures [line items]
Joint ventures, representative directors	2
Non-JV Partner
Disclosure of joint ventures [line items]
Joint ventures, representative directors	3